Expense Example - FidelityInternationalSmallCapFund-AMCIZPRO - FidelityInternationalSmallCapFund-AMCIZPRO - Fidelity International Small Cap Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor International Small Cap Fund - Class A
Expense Example:
1 year	$ 699
3 years	960
5 years	1,242
10 years	2,042
Fidelity Advisor International Small Cap Fund - Class C
Expense Example:
1 year	307
3 years	640
5 years	1,098
10 years	2,176
Fidelity Advisor International Small Cap Fund - Class M
Expense Example:
1 year	501
3 years	819
5 years	1,160
10 years	2,120
Fidelity Advisor International Small Cap Fund - Class I
Expense Example:
1 year	106
3 years	331
5 years	574
10 years	1,271
Fidelity Advisor International Small Cap Fund - Class Z
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	$ 1,131